USAA MANAGED ALLOCATION FUND SUPPLEMENT DATED NOVEMBER 5, 2012 TO THE FUND'S PROSPECTUS DATED OCTOBER 1, 2012 The following table replaces the current table found on page 6 of the prospectus:
USAA Managed Allocation Fund
Average Annual Total Returns	USAA Managed Allocation Fund 10/1/2012 - 10/1/2012	S & P 500 Index (reflects no deduction for fees, expenses, or taxes) USAA Managed Allocation Fund 10/1/2012 - 10/1/2012	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) USAA Managed Allocation Fund 10/1/2012 - 10/1/2012
Average Annual Return:
1 Year	7.05%	2.11%	5.16%
Since Inception	10.24%	10.10%	6.75%
Inception Date	Feb 1, 2010	Feb 1, 2010	Feb 1, 2010

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 26, 2012
Registrant Name	dei_EntityRegistrantName	USAA MUTUAL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000908695
Amendment Flag	dei_AmendmentFlag	false
Registration Statement Filing Date	dei_DocumentCreationDate	Nov 26, 2012
Registration Statement Effective Date	dei_DocumentEffectiveDate	Nov 5, 2012
Prospectus Date	rr_ProspectusDate	Oct 1, 2012